49684 1/99
PROSPECTUS SUPPLEMENT
dated January 11, 1999 to:
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PUTNAM EQUITY INCOME FUND (THE "FUND")
 Prospectuses dated March 30, 1998 and March 30, 1998, as revised August 30, 1998

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment Management, Inc.
("Putnam Management") have had primary responsibility for the day-to-day management of the fund's portfolio since the years stated below:

                                                  Business
                                                  experience
Officer                            Year          (at least 5 years)
-------                            -----          ----------
---------------

Krishna K. Memani                  1999      Employed as an investment
Managing Director                            professional by Putnam
                                             Management since September,
                                             1998. Prior to September, 1998,
                                             Mr. Memani was a Principal at
                                             Morgan, Stanley & Co.

David L. Waldman                   1998      Employed as an investment
Managing Director                            professional by Putnam
                                             Management since June, 1997.
                                             Prior to June, 1997, Mr.
                                             Waldman was a Senior Portfolio
                                             Manager at Lazard Freres &
                                             Co., and prior to April, 1995,
                                             held various titles at
                                             Goldman, Sachs & Co. including
                                             Analyst, Associate, Portfolio
                                             Manager and Vice President.

Edward P. Bousa                   1993       Employed as an investment
Senior Vice President                        professional by
                                             Putnam Management
                                             since 1992.

James M. Prusko                   1998       Employed as aninvestment
Senior Vice President                        professional by
                                             Putnam Management
                                             since 1992.